TYPE			13F-HR
PERIOD			9/30/2002
FILER
     CIK		0000276129
     CCC		pzv4i*ev
SUBMISSION CONTACT	Charlene Hammill
PHONE			213 617-4777


			FORM 13F
			FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: March 31, 2002

Institutional Investment Manager Filing this Report:

Name: 	 Waite & Associates
Address: 350 South Grand Avenue
 	 Suite 3970
 	 Los Angeles, CA  90071

13F File Number: 28-942

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:Charlene Hammill
Title:Vice President
Phone:213 617-4777

Signature, Place, and Date of Signing

Charlene Hammill  Los Angeles, California    April 4, 2002


Report Type:  (Check Only One.):

[X]13F HOLDINGS REPORT

[ ]13F NOTICE

[ ]13F COMBINATION REPORT


List of Other Managers Reporting for this Manager: 0

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 30
Form 13F Information Table Value Total: 475,195
List of Other Included Managers: 0


No.13F File NumberName

NAME OF ISSUER TITLE           VALUE NUMBER     PUT               VOTING
                 OF              X     OF   SH/   /  INVST OTHR   AUTHORITY
               CLASS CUSIP     $1000 SHARES PRN CALL DSCRE MGRS SOLE  SHAR NONE
ALCOA          COM  013817101  8685 450000  SH       SOLE       450000  0    0
AMER INTL GP   COM  026874107 13675 250000  SH       SOLE       250000  0    0
APPL MATERIAL  COM  038222105  3812 330000  SH       SOLE       330000  0    0
AVERY DENNISON COM  053611109 16239 285000  SH       SOLE       285000  0    0
BK OF AM CORP  COM  060505104 19048 298558  SH       SOLE       298558  0    0
BK OF NEW YORK COM  064057102 12646 440000  SH       SOLE       440000  0    0
BERKSHIRE HATH COM  084670207 19227   7800  SH       SOLE         7800  0    0
CITIGROUP INC  COM  172967101 10378 350000  SH       SOLE       350000  0    0
CATERPILLAR    COM  149123101  3722 100000  SH       SOLE       100000  0    0
CHUBB CORP     COM  171232101  9595 175000  SH       SOLE       175000  0    0
CHEVRON        COM  166751107 13850 200000  SH       SOLE       200000  0    0
COSTCO         COM  22160K105 14567 450000  SH       SOLE       450000  0    0
FANNIE MAE     COM  313586109 15778 265000  SH       SOLE       265000  0    0
HEWLETT-PACKAR COM  428236103  2953 253000  SH       SOLE       253000  0    0
HERSEY FOODS   COM  427866108  8687 140000  SH       SOLE       140000  0    0
IBM            COM  459200101  2916  50000  SH       SOLE        50000  0    0
INTEL CORP     COM  458140100  4500 324000  SH       SOLE       324000  0    0
INGERSOLL-RAND COM  456866102 12364 359000  SH       SOLE       359000  0    0
ILL TOOL WORKS COM  452308109 10791 185000  SH       SOLE       185000  0    0
KIMBERLY-CLARK COM  494368103 16992 300000  SH       SOLE       300000  0    0
LOWES COS      COM  548661107 20286 490000  SH       SOLE       490000  0    0
MINN MIN & MFG COM  604059105 15946 145000  SH       SOLE       145000  0    0
MORGAN STANLEY COM  617446448  3049  90000  SH       SOLE        90000  0    0
PEPSICO INC    COM  713448108 16073 435000  SH       SOLE       435000  0    0
SAFEWAY INC    COM  786514208  6690 300000  SH       SOLE       300000  0    0
ST. PAUL COS   COM  792860108  3972 138300  SH       SOLE       138300  0    0
TARGET CORP    COM  87612E106 16384 555000  SH       SOLE       555000  0    0
VERIZON COMM   COM  92343V104  9988 364000  SH       SOLE       364000  0    0
WELLS FARGO CO COM  949746101 18542 385000  SH       SOLE       385000  0    0
WYETH          COM  983024100 12020 378000  SH       SOLE       378000  0    0
EXXON MOBIL    COM  30231G102 16716 524000  SH       SOLE       524000  0    0




/TEXT
/DOCUMENT
/SUBMISSION